Investment Portfolio - March 31, 2024

(unaudited)

CREDIT SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS - 32.5%

Non-Convertible Corporate Bonds- 32.5%
Communication Services - 4.6%
Entertainment - 1.2%
Warnermedia Holdings, Inc., 4.054%,
3/15/2029	3,730,000	$3,491,487

Interactive Media & Services - 3.4%
Tencent Holdings Ltd. (China), 3.975%,
4/11/2029[2]	10,280,000	9,771,444
Total Communication Services		13,262,931

Consumer Discretionary - 2.5%
Broadline Retail - 2.5%
Alibaba Group Holding Ltd.,
(China), 2.125%, 2/9/2031	1,400,000	1,163,866
(China), 4.00%, 12/6/2037	5,740,000	4,986,573
Amazon.com, Inc., 3.30%, 4/13/2027	1,200,000	1,154,453

Total Consumer Discretionary		7,304,892

Consumer Staples - 1.7%
Beverages - 1.7%
PepsiCo, Inc., 3.90%, 7/18/2032	5,010,000	4,747,721

Energy - 3.4%
Oil, Gas & Consumable Fuels - 3.4%
Cenovus Energy, Inc. (Canada), 6.75%,
11/15/2039	3,380,000	3,732,064
Energy Transfer LP,
7.375%, 2/1/2031[2]	2,330,000	2,442,292
6.50%, 2/1/2042	3,465,000	3,682,288

Total Energy		9,856,644

Financials - 8.5%
Banks - 4.8%
Bank of America Corp., (U.S. Secured
Overnight Financing Rate + 1.320%),
2.687%, 4/22/2032[3]	4,530,000	3,832,243
Citigroup, Inc., (U.S. Secured Overnight
Financing Rate + 0.770%), 1.462%,
6/9/2027[3]	4,000,000	3,675,071
JPMorgan Chase & Co., (3 mo. U.S.
Secured Overnight Financing Rate +
3.790%), 4.493%, 3/24/2031[3]	6,500,000	6,286,619
		13,793,933
Consumer Finance - 1.7%
Capital One Financial Corp., (U.S.
Secured Overnight Financing Rate +
1.905%), 5.70%, 2/1/2030[3]	4,820,000	4,860,506

Insurance - 2.0%
MassMutual Global Funding II, 4.85%,
1/17/2029[2]	1,210,000	1,203,914
Metropolitan Life Global Funding I,
4.85%, 1/8/2029[2]	1,210,000	1,201,270
New York Life Global Funding, 4.70%,
1/29/2029[2]	1,210,000	1,197,381
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Insurance (continued)
SiriusPoint Ltd. (Bermuda), 7.00%,
4/5/2029	2,325,000	$2,321,420
		5,923,985
Total Financials		24,578,424

Industrials - 2.6%
Ground Transportation - 0.9%
BNSF Funding Trust I, (3 mo. LIBOR US
+ 2.350%), 6.613%, 12/15/2055[3]	2,540,000	2,522,346

Trading Companies & Distributors - 1.7%
AerCap Ireland Capital DAC - AerCap
Global Aviation Trust (Ireland), 3.00%,
10/29/2028	2,700,000	2,445,833
Ashtead Capital, Inc. (United Kingdom),
4.00%, 5/1/2028[2]	2,590,000	2,435,558
		4,881,391
Total Industrials		7,403,737

Information Technology - 1.7%
Semiconductors & Semiconductor Equipment - 1.7%
QUALCOMM, Inc.,
4.25%, 5/20/2032	3,495,000	3,372,894
5.40%, 5/20/2033	1,305,000	1,370,056

Total Information Technology		4,742,950

Materials - 0.9%
Metals & Mining - 0.9%
Newcastle Coal Infrastructure Group Pty
Ltd. (Australia), 4.40%, 9/29/2027[2]	2,860,683	2,706,773

Real Estate - 3.9%
Retail REITs - 2.5%
Simon Property Group LP,
2.25%, 1/15/2032	2,160,000	1,768,022
2.65%, 2/1/2032	6,495,000	5,478,066
		7,246,088
Specialized REITs - 1.4%
SBA Tower Trust, 6.599%, 1/15/2028[2]	3,940,000	4,038,201

Total Real Estate		11,284,289

Utilities - 2.7%
Electric Utilities - 0.8%
Alexander Funding Trust II, 7.467%,
7/31/2028[2]	2,290,000	2,421,161

Independent Power and Renewable Electricity Producers - 1.9%
Palomino Funding Trust I, 7.233%,
5/17/2028[2]	5,230,000	5,485,326

Total Utilities		7,906,487

TOTAL CORPORATE BONDS
(Identified Cost $97,180,097)		93,794,848

Investment Portfolio - March 31, 2024

(unaudited)

CREDIT SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

ASSET-BACKED SECURITIES - 14.0%

ALLO Issuer LLC, Series 2023-1A, Class
A2, 6.20%, 6/20/2053[2]	1,600,000	$1,591,276
Business Jet Securities LLC, Series
2021-1A, Class A, 2.162%, 4/15/2036[2]	667,196	624,225
CarMax Auto Owner Trust, Series 2020-
4, Class A3, 0.50%, 8/15/2025	260,730	259,638
CF Hippolyta Issuer LLC,
Series 2020-1, Class B1, 2.28%,
7/15/2060[2]	2,113,712	1,944,491
Series 2021-1A, Class B1, 1.98%,
3/15/2061[2]	895,325	787,975
Commonbond Student Loan Trust,
Series 2020-AGS, Class A, 1.98%,
8/25/2050[2]	565,737	492,208
Credit Acceptance Auto Loan Trust,
Series 2021-2A, Class C, 1.64%,
6/17/2030[2]	1,000,000	988,968
Series 2021-3A, Class B, 1.38%,
7/15/2030[2]	1,300,000	1,276,388
DataBank Issuer,
Series 2021-2A, Class A2, 2.40%,
10/25/2051[2]	900,000	807,100
Series 2023-1A, Class A2, 5.116%,
2/25/2053[2]	1,350,000	1,284,700
Flexential Issuer, Series 2021-1A, Class
A2, 3.25%, 11/27/2051[2]	1,525,000	1,382,112
Goodgreen Trust, Series 2020-1A, Class
A, 2.63%, 4/15/2055[2]	711,981	585,702
Hotwire Funding LLC,
Series 2021-1, Class A2, 2.311%,
11/20/2051[2]	1,470,000	1,329,419
Series 2023-1A, Class A2, 5.687%,
5/20/2053[2]	2,400,000	2,350,108
KREF Ltd., Series 2021-FL2, Class
AS, (1 mo. U.S. Secured Overnight
Financing Rate + 1.414%), 6.740%,
2/15/2039[2,4]	1,500,000	1,446,085
Libra Solutions LLC,
Series 2022-2A, Class A, 6.85%,
10/15/2034[2]	434,470	433,145
Series 2023-1A, Class A, 7.00%,
2/15/2035[2]	683,447	682,161
Navient Private Education Refi Loan
Trust,
Series 2017-2A, Class A, (U.S.
Secured Overnight Financing Rate
30 Day Average + 1.164%), 6.485%,
12/27/2066[2,4]	1,555,624	1,555,673
Series 2020-DA, Class A, 1.69%,
5/15/2069[2]	479,596	437,018
Series 2021-A, Class A, 0.84%,
5/15/2069[2]	337,850	295,140
Nelnet Student Loan Trust, Series 2012-
3A, Class A, (U.S. Secured Overnight
Financing Rate 30 Day Average +
0.814%), 6.135%, 3/26/2040[2,4]	563,951	561,039
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

ASSET-BACKED SECURITIES (continued)

Oak Street Investment Grade Net Lease
Fund, Series 2020-1A, Class A1,
1.85%, 11/20/2050[2]	1,892,033	$1,755,050
Oxford Finance Funding LLC,
Series 2022-1A, Class A2, 3.602%,
2/15/2030[2]	2,848,790	2,721,651
Series 2023-1A, Class A2, 6.716%,
2/15/2031[2]	2,120,000	2,136,524
PEAR LLC,
Series 2021-1, Class A, 2.60%,
1/15/2034[2]	847,109	818,300
Series 2023-1, Class A, 7.42%,
7/15/2035[2]	1,324,418	1,338,586
Series 2024-1, Class A, 6.95%,
2/15/2036[2]	994,923	996,440
PHEAA Student Loan Trust, Series
2016-1A, Class A, (U.S. Secured
Overnight Financing Rate 30 Day
Average + 1.264%), 6.585%,
9/25/2065[2,4]	390,314	393,725
Slam Ltd., Series 2021-1A, Class A,
(Cayman Islands), 2.434%, 6/15/2046[2]	1,573,390	1,374,176
SLM Student Loan Trust,
Series 2011-2, Class A2, (U.S.
Secured Overnight Financing Rate
30 Day Average + 1.314%), 6.635%,
10/25/2034[4]	472,617	474,231
Series 2013-6, Class A3, (U.S.
Secured Overnight Financing Rate
30 Day Average + 0.764%), 6.085%,
6/26/2028[4]	1,145,879	1,133,345
SMB Private Education Loan Trust,
Series 2017-B, Class A2A, 2.82%,
10/15/2035[2]	110,828	106,499
Series 2017-B, Class A2B, (1 mo. U.S.
Secured Overnight Financing Rate +
0.864%), 6.190%, 10/15/2035[2,4]	501,936	499,449
SoFi Professional Loan Program Trust,
Series 2018-B, Class A2FX, 3.34%,
8/25/2047[2]	72,371	70,777
Stack Infrastructure Issuer LLC,
Series 2021-1A, Class A2, 1.877%,
3/26/2046[2]	1,050,000	968,357
Store Master Funding I-VII, Series 2018-
1A, Class A1, 3.96%, 10/20/2048[2]	1,386,766	1,364,905
Tricon American Homes, Series 2020-
SFR1, Class A, 1.499%, 7/17/2038[2]	1,394,065	1,284,904
Vantage Data Centers Issuer LLC,
Series 2020-1A, Class A2, 1.645%,
9/15/2045[2]	1,750,000	1,640,038
TOTAL ASSET-BACKED SECURITIES
(Identified Cost $41,665,389)		40,191,528

COMMERCIAL MORTGAGE-BACKED SECURITIES - 15.3%
Agate Bay Mortgage Trust, Series 2016-
2, Class A3, 3.50%, 3/25/2046[2,5]	857,660	771,150

Investment Portfolio - March 31, 2024

(unaudited)

CREDIT SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Brean Asset Backed Securities Trust,
Series 2021-RM2, Class A, 1.75%,
10/25/2061[2,5]	849,200	$756,188
Credit Suisse Mortgage Capital Trust,
Series 2013-7, Class A6, 3.50%,
8/25/2043[2,5]	238,178	215,709
Series 2018-J1, Class A2, 3.50%,
2/25/2048[2,5]	3,869,025	3,378,970
Fannie Mae REMICS,
Series 2020-48, Class DC, 2.50%,
7/25/2050	3,948,219	3,358,192
Series 2021-69, Class WJ, 1.50%,
10/25/2050	617,669	512,693
Flagstar Mortgage Trust, Series 2021-
8INV, Class A3, 2.50%, 9/25/2051[2,5]	804,709	655,142
Freddie Mac Multifamily Structured Pass-
Through Certificates, Series K106,
Class X1 (IO), 1.318%, 1/25/2030[5]	15,079,881	955,780
Freddie Mac REMICS, Series 5189,
Class CP, 2.50%, 6/25/2049	4,161,342	3,549,922
GS Mortgage-Backed Securities Corp.
Trust,
Series 2020-PJ3, Class A14, 3.00%,
10/25/2050[2,5]	243,415	207,059
Series 2021-INV1, Class A6, 2.50%,
12/25/2051[2,5]	796,541	687,581
Series 2021-PJ6, Class A8, 2.50%,
11/25/2051[2,5]	536,954	472,766
Series 2021-PJ9, Class A8, 2.50%,
2/26/2052[2,5]	612,452	527,831
Series 2022-PJ3, Class A6, 3.00%,
8/25/2052[2,5]	1,764,447	1,474,954
Imperial Fund Mortgage Trust,
Series 2021-NQM3, Class A1,
1.595%, 11/25/2056[2,5]	724,231	601,179
Series 2022-NQM2, Class A1,
3.638%, 3/25/2067[2,6]	1,277,950	1,177,059
J.P. Morgan Chase Commercial
Mortgage Securities Trust, Series
2019-ICON, Class A, 3.884%,
1/5/2034[2]	1,917,386	1,847,732
J.P. Morgan Mortgage Trust,
Series 2016-3, Class 2A2, 2.50%,
10/25/2046[2,5]	659,503	603,065
Series 2019-INV3, Class A3, 3.50%,
5/25/2050[2,5]	614,556	535,845
Series 2019-INV3, Class A3A, 3.00%,
5/25/2050[2,5]	462,389	388,256
Series 2022-INV3, Class A3B, 3.00%,
9/25/2052[2,5]	1,696,524	1,450,676
Morgan Stanley Capital I Trust, Series
2020-CNP, Class A, 2.428%,
4/5/2042[2,5]	1,000,000	812,145
NewRez Warehouse Securitization Trust,
Series 2021-1, Class A, (1 mo. U.S.
Secured Overnight Financing Rate +
0.864%), 6.194%, 5/25/2055[2,4]	1,733,333	1,733,542
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

OBX Trust, Series 2024-NQM1, Class
A1, 5.928%, 11/25/2063[2,6]	2,786,241	$2,787,304
Oceanview Mortgage Loan Trust,
Series 2020-1, Class A1A, 1.733%,
5/28/2050[2,5]	523,581	472,008
PCG LLC, Series 2023-1, (1 mo. U.S.
Secured Overnight Financing Rate
+ 6.000%), 11.329%, 7/25/2029
(Acquired 7/24/2023, cost
$4,492,788)[4,7]	4,492,788	4,492,116
Provident Funding Mortgage Trust,
Series 2021-2, Class A2A, 2.00%,
4/25/2051[2,5]	667,205	558,888
Series 2021-INV1, Class A1, 2.50%,
8/25/2051[2,5]	1,348,284	1,092,866
RCKT Mortgage Trust,
Series 2021-6, Class A1, 2.50%,
12/25/2051[2,5]	821,185	658,637
Series 2021-6, Class A5, 2.50%,
12/25/2051[2,5]	921,608	790,882
RUN Trust, Series 2022-NQM1, Class
A1, 4.00%, 3/25/2067[2]	846,432	805,853
Sequoia Mortgage Trust,
Series 2013-5, Class A1, 2.50%,
5/25/2043[2,5]	454,896	392,959
Series 2013-9, Class A1, 3.50%,
7/25/2043[2,5]	3,497,793	3,167,086
Series 2017-3, Class A19, 3.50%,
4/25/2047[2,5]	1,371,140	1,209,509
WinWater Mortgage Loan Trust, Series
2015-3, Class A1, 3.50%, 3/20/2045[2,5]	1,178,315	1,064,456
TOTAL COMMERCIAL MORTGAGE-
BACKED SECURITIES
(Identified Cost $47,920,194)		44,166,000

MUNICIPAL BONDS - 1.3%
Hawaii, Series GC, G.O. Bond, 2.632%,
10/1/2037	2,240,000	1,757,449
South Carolina Public Service Authority,
Series B, Revenue Bond, 2.329%,
12/1/2028	1,355,000	1,199,545
Tampa-Hillsborough County Expressway
Authority, Series B, Revenue Bond,
BAM, 1.892%, 7/1/2029	1,000,000	865,547
TOTAL MUNICIPAL BONDS
(Identified Cost $4,673,841)		3,822,541

U.S. GOVERNMENT AGENCIES - 35.5%

Mortgage-Backed Securities - 35.5%
Fannie Mae
Pool #MA4687, UMBS, 4.00%,
6/1/2042	4,192,742	3,968,842
Pool #FS3146, UMBS, 4.50%,
10/1/2042	3,183,705	3,092,656

Investment Portfolio - March 31, 2024

(unaudited)

CREDIT SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Pool #MA4851, UMBS, 5.00%,
11/1/2042	3,906,173	$3,876,201
Pool #FS5443, UMBS, 4.50%,
6/1/2043	3,636,110	3,515,634
Pool #BK0433, UMBS, 3.50%,
12/1/2049	5,081,770	4,573,136
Pool #FS4253, UMBS, 3.50%,
3/1/2050	3,393,944	3,101,052
Pool #FM6890, UMBS, 3.00%,
6/1/2050	1,907,871	1,670,301
Pool #CA6316, UMBS, 3.00%,
7/1/2050	1,447,801	1,249,462
Pool #FS4339, UMBS, 3.00%,
12/1/2050	2,464,033	2,157,698
Pool #FS1807, UMBS, 3.50%,
7/1/2051	4,056,377	3,691,407
Pool #FS1838, UMBS, 3.00%,
12/1/2051	4,219,075	3,676,909
Pool #MA4514, UMBS, 3.50%,
1/1/2052	1,493,477	1,342,771
Pool #BV5383, UMBS, 3.00%,
4/1/2052	2,568,293	2,233,556
Pool #MA4626, UMBS, 4.00%,
6/1/2052	6,275,404	5,816,000
Pool #MA4737, UMBS, 5.00%,
8/1/2052	3,783,204	3,701,795
Pool #MA4807, UMBS, 5.50%,
11/1/2052	2,350,320	2,342,960
Pool #CB6326, UMBS, 5.50%,
5/1/2053	3,855,305	3,840,011
Pool #BX9903, UMBS, 6.00%,
5/1/2053	5,452,889	5,613,885

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Pool #FS6206, UMBS, 5.50%,
10/1/2053	3,960,083	$3,969,782
Freddie Mac
Pool #RB5169, UMBS, 3.50%,
6/1/2042	4,370,096	4,032,478
Pool #RB5178, UMBS, 4.50%,
8/1/2042	2,044,808	1,979,491
Pool #SC0393, UMBS, 5.00%,
6/1/2043	3,427,212	3,396,100
Pool #QE0356, UMBS, 3.50%,
4/1/2052	1,626,002	1,474,160
Pool #SD8230, UMBS, 4.50%,
6/1/2052	4,705,025	4,492,757
Pool #SD1360, UMBS, 5.50%,
7/1/2052	3,497,048	3,489,023
Pool #QE9161, UMBS, 4.50%,
9/1/2052	3,608,455	3,442,635
Pool #SD8276, UMBS, 5.00%,
12/1/2052.	6,322,509	6,176,653
Pool #QG6308, UMBS, 6.00%,
7/1/2053	3,405,946	3,450,554
Pool #RJ0062, UMBS, 5.00%,
10/1/2053	3,932,423	3,851,093
Pool #SD4235, UMBS, 6.00%,
11/1/2053	2,976,742	3,022,710
TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $104,999,660)		102,241,712

SHORT-TERM INVESTMENT - 1.6%
Dreyfus Government Cash Management,
Institutional Shares, 5.20%[8]
(Identified Cost $4,635,129)	4,635,129	4,635,129
TOTAL INVESTMENTS - 100.2%
(Identified Cost $301,074,310)		288,851,758
LIABILITIES, LESS OTHER ASSETS -
(0.2%)		(598,816)
NET ASSETS - 100%		$288,252,942

G.O. Bond - General Obligation Bond

IO - Interest only

LIBOR - London Interbank Offered Rate

REIT - Real Estate Investment Trust

REMICS - Real Estate Mortgage Investment Conduits

UMBS - Uniform Mortgage-Backed Securities

Scheduled principal and interest payments are guaranteed by:

BAM (Build America Mutual Assurance Co.)

The insurance does not guarantee the market value of the municipal bonds.

1Amount is stated in USD unless otherwise noted.

Investment Portfolio - March 31, 2024

(unaudited)

2Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2024 was $102,524,931, which represented 35.6% of the Series’ Net Assets.

3Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of March 31, 2024.

4Floating rate security. Rate shown is the rate in effect as of March 31, 2024.

5Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of March 31, 2024.

6Represents a step-up bond that pays initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current coupon as of March 31, 2024.

7Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at March 31, 2024 was $4,492,116, or 1.6% of the Series’ Net Assets.

8Rate shown is the current yield as of March 31, 2024.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2024 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
U.S. Treasury and other U.S. Government agencies	$102,241,712	$—	$102,241,712	$—
States and political subdivisions (municipals)	3,822,541	—	3,822,541	—
Corporate debt:
Communication Services	13,262,931	—	13,262,931	—
Consumer Discretionary	7,304,892	—	7,304,892	—
Consumer Staples	4,747,721	—	4,747,721	—
Energy	9,856,644	—	9,856,644	—
Financials	24,578,424	—	24,578,424	—
Industrials	7,403,737	—	7,403,737	—
Information Technology	4,742,950	—	4,742,950	—
Materials	2,706,773	—	2,706,773	—
Real Estate	11,284,289	—	11,284,289	—
Utilities	7,906,487	—	7,906,487	—
Asset-backed securities	40,191,528	—	40,191,528	—
Commercial mortgage-backed securities	44,166,000	—	44,166,000	—
Short-Term Investment	4,635,129	4,635,129	—	—
Total assets	$288,851,758	$4,635,129	$284,216,629	$—

There were no Level 3 securities held by the Series as of December 31, 2023 or March 31, 2024.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.